UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  August 31, 2011

Item 1. Reports to Stockholders.

Annual Report

Morgan Dempsey Small/Micro Cap Value Fund

August 31, 2011

Investment Adviser

Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Phone: 877-642-7227

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENT OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	22

NOTICE OF PRIVACY POLICY & PRACTICES	23

ADDITIONAL INFORMATION	24

Letter to Shareholders

Dear Shareholders,

The first 9 months of our management of the Fund has seen the tepid economic expansion which followed the January 2008 – June 2009 recession mark its 26th month in August 2011.  Normally economic reflation generates 8% to 9% in nominal GDP growth and 4% to 6% in real GDP growth.  However, this 2009-2011 cycle affords zero “margin-of-safety” in an economic cushion.  The nominal and real GDP growth has tracked below historic normalized growth rates, and coupled with the nature of the recession in 2008-09 (mortgage and credit crisis), has muted the recovery in magnitude and duration, generating the current stall period.

Risk to the economic landscape in the U.S.

•
Federal Spending and Debt:  The worst imbalance which plagues the economy is bureaucratic regulation growth and the growth of federal and state government expenditures and budget deficits.  Since September 2001, U.S. federal government spending and state spending expanded from $1,846.4 billion and $1,234.7 billion to $3,035.9 billion and $1,798.8 billion, respectively.

•	Unemployment: Labor force unemployment in the U.S. amongst civilian workers is 9.1%, with underemployment, or search abandonment probably in the low to mid-teens.

•
Banks are not lending:  National charter and state charter commercial/thrift banks deposit required reserves as a percentage of various deposit liabilities ranging from 7% to 22%.  Levels of bank required reserves amount to $77.5 billion as of June 30 with a total depository reserve of $1.6 trillion or 21.48x.  Excess reserves available for loan underwriting amounting to $1.6 trillion which could support 5x or $7.94 trillion in loans, a level that is 53% of GDP.  This pent-up capacity is the engine of future economic growth.

Potential Opportunities

We gained a greater visibility of earnings power from our dialogue with senior managers which indicated a backlog of orders and expanding sales, coupled with robust bids/quotes activity.  Those same managers reported they would routinely return home to the evening news only to be inundated by the media’s despondent tone, creating a curious uncertainty as it countered their own current experience.

Issue specific

The performance of the Fund, down –3.80% as of the end of the Fund year, August 31, 2011, exhibited a shock absorber or braking function relative to the market and our benchmark, the Russell 2000 Value Index down –8.52% over the same period, which in the bear cycle means losing the least amount of capital.  The Wall Street rhetoric voiced a death of consumer staples in April, which we ignored and structured in a 13% - 14% position in this sector.  This year we’ve seen the acquisition deal of Herley Industries by Kratos Defense at $19.00, a “buy under” when the interim chairman and CEO opted for a liquid exit instead of the organic rebuild of the business.  We voted no on the deal and waited for Gabelli & Co, the largest shareholder, to force a higher premium toward our $24.55 intrinsic value.  The portfolio liquidated United Fire & Casualty Company Inc. after two five hundred year Mississippi river floods and purchased Johnson Outdoors Inc.

(JOUT).  Johnson Outdoors Inc. is a niche sporting goods manufacture that specializes in products holding a #1 or #2 market share such as Scuba Pro, Mitchell reels, Old Towne Canoes, and Minnekota trolling motors.  We initiated buys at $14.30, trading under 10x EPS and a 30% premium to tangible book value.  Johnson Outdoors Inc. is a 5th generation founder/owner/operator company run and largely owned by the Johnson family of Racine, Wisconsin who privately own S.C. Johnson & Sons Inc.  The Funds two biggest contributors were Sturm Ruger & Co. (RGR), Inc. and Jos A. Bank Clothiers Inc. (JOSB).  The two biggest detractors were Granite Construction Inc. (GVA) and LB Foster Co. (FSTR).

End of Year Perspective

The capital markets, specifically the equity markets, continue to focus on tangible and durable specie assets which reflect the emerging markets growth and demand for mining, farming or industrial fabrication.  April of 2011 marked the high water index peaks, followed by deterioration in price levels which by mid Q3 had destroyed $3.12 trillion in paper wealth from common stock holdings.

2011 has illuminated the defensive nature of the Fund. As the trepidation in the markets and economy carry on into the new year, we will continue to emphasize the value of the capital preservation characteristics as we seek “fortress balance sheets” and our focus on our company’s cash liquidity and debt solvency.

The information provided herein represents the opinion of Morgan Dempsey Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and micro cap companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  You cannot invest directly in an index.

Earnings Per Share (EPS) is the net income of a company divided by the total number of shares it has outstanding.

Book Value is the net asset value of a company, calculated by total assets minus intangible assets and liabilities.

The Morgan Dempsey Small/Micro Cap Value Fund is distributed by Quasar Distributors, LLC.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/11 – 8/31/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 90 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Expense Example (Continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/11	8/31/11	3/1/11 – 8/31/11*
Actual	$1,000.00	$925.90	$9.71
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.12	$10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation. To achieve its investment objective, the Fund intends to invest in companies with micro- and small-size market capitalizations (“micro-cap” and “small-cap” companies).  The Fund currently defines micro-cap companies as companies with market capitalizations between $30 million and $500 million and small-cap companies as companies with market capitalizations between $500 million and $3 billion.  Under normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks and other equity securities of micro-cap and small-cap companies.  The Fund’s allocation of portfolio holdings as of August 31, 2011 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Continued

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of August 31, 2011

	Morgan Dempsey
	Small/Micro Cap	Russell 2000
	Value Fund	Value Index
Six Months	(7.41)%	(12.99)%
Since Inception (12/31/10)	(3.80)%	(8.52)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-642-7227. The Fund imposes a 2.00% redemption fee on shares held less than ninety days.  Performance quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 2000 Value Index is an unmanaged index of those Russell 2000 companies chosen for their value orientation.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments

August 31, 2011

	Shares	Value

COMMON STOCKS – 97.98%
Accommodation – 1.66%
Marcus Corp.	1,135	$11,100
Monarch Casino & Resort, Inc. (a)	1,395	14,187
		25,287

Animal Production – 1.41%
Cal-Maine Foods, Inc.	660	21,430

Chemical Manufacturing – 7.46%
Aptargroup, Inc.	1,460	73,701
Balchem Corp.	385	15,900
KMG Chemicals, Inc.	1,080	16,330
Zep, Inc.	435	7,669
		113,600

Clothing and Clothing Accessories Stores – 8.70%
Buckle, Inc.	130	5,122
Jos. A. Bank Clothiers, Inc. (a)	2,485	127,356
		132,478

Computer and Electronic Product Manufacturing – 8.32%
Atrion Corp.	65	13,968
Badger Meter, Inc.	275	9,633
Bio-Rad Laboratories, Inc. – Class A (a)	95	9,532
Cabot Microelectronics Corp. (a)	335	13,320
Cubic Corp.	475	19,917
Espey Manufacturing & Electronics Corp.	450	11,385
Koss Corp.	1,285	8,417
Lakeland Industries, Inc. (a)	2,320	18,073
LSI Industries, Inc.	965	7,112
MKS Instruments, Inc.	660	15,325
		126,682

Credit Intermediation and Related Activities – 1.21%
First of Long Island Corp.	450	10,710
Orrstown Financial Services, Inc.	535	7,650
		18,360

Electrical Equipment, Appliance,
and Component Manufacturing – 5.23%
National Presto Industries, Inc.	605	58,685
Powell Industries, Inc. (a)	560	20,955
		79,640

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

August 31, 2011

	Shares	Value

Fabricated Metal Product Manufacturing – 6.24%
CPI Aerostructures, Inc. (a)	1,060	$11,607
Lincoln Electronic Holdings, Inc.	225	7,657
LS Starrett Co.	505	5,515
Sturm Ruger & Co., Inc.	1,875	62,381
Synalloy Corp.	770	7,800
		94,960

Food and Beverage Stores – 3.81%
Ruddick Corp.	860	35,165
Weis Markets, Inc.	585	22,874
		58,039

Food Manufacturing – 7.96%
Flowers Foods, Inc.	1,577	30,042
J & J Snack Foods Corp.	1,460	73,891
Sanderson Farms, Inc.	325	12,740
Tootsie Roll Industries, Inc.	181	4,586
		121,259

Heavy and Civil Engineering Construction – 3.66%
Granite Construction, Inc.	2,685	55,660

Insurance Carriers and Related Activities – 1.06%
Erie Indemnity Co. – Class A	220	16,177

Leather and Allied Product Manufacturing – 0.87%
Lacrosse Footwear, Inc.	1,030	13,287

Machinery Manufacturing – 15.01%
Ballantyne Strong, Inc. (a)	1,255	4,844
Columbus McKinnon Corp. (a)	370	5,335
Dril-Quip, Inc. (a)	380	24,586
Gorman-Rupp Co.	2,458	71,774
Graham Corp.	760	12,791
Gulf Island Fabrication, Inc.	1,290	31,734
Gulfmark Offshore, Inc. – Class A (a)	410	16,199
Hardinge, Inc.	715	6,957
Key Technology, Inc. (a)	510	6,962
Lufkin Industries, Inc.	245	15,246
Mfri, Inc. (a)	1,645	14,970
SIFCO Industries, Inc.	1,040	17,191
		228,589

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

August 31, 2011

	Shares	Value

Management of Companies and Enterprises – 0.41%
Bar Harbor Bankshares	220	$6,301

Merchant Wholesalers, Nondurable Goods – 1.17%
Hawkins, Inc.	490	17,763

Miscellaneous Manufacturing – 8.00%
ICU Medical, Inc. (a)	325	13,390
Johnson Outdoors, Inc. – Class A (a)	1,365	21,594
Merit Medical Systems, Inc. (a)	1,462	21,272
Mine Safety Appliances Co.	640	19,776
Utah Medical Products, Inc.	1,720	45,821
		121,853

Nonmetallic Mineral Product Manufacturing – 1.53%
Apogee Enterprises, Inc.	1,315	12,348
Eagle Materials, Inc.	555	10,944
		23,292

Oil and Gas Extraction – 4.18%
Unit Corp. (a)	1,335	63,666

Plastics and Rubber Products Manufacturing – 1.20%
Span-America Medical Systems, Inc.	1,265	18,210

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.76%
KBW, Inc.	300	4,389
Knight Capital Group, Inc. – Class A (a)	370	4,777
Value Line, Inc.	200	2,442
		11,608

Sporting Goods, Hobby, Book, and Music Stores – 0.53%
Cabelas, Inc. – Class A (a)	345	8,090

Support Activities for Mining – 0.70%
Dawson Geophysical Co. (a)	305	10,687

Transportation Equipment Manufacturing – 4.59%
Astec Industries, Inc. (a)	455	15,747
LB Foster Co. – Class A	1,020	24,990
Sun Hydraulics Corp.	990	29,146
		69,883

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Schedule of Investments (Continued)

August 31, 2011

	Shares	Value

Truck Transportation – 1.48%
Marten Transport Ltd.	490	$9,006
Werner Enterprises, Inc.	580	13,503
		22,509

Water Transportation – 0.83%
Kirby Corp. (a)	230	12,659
TOTAL COMMON STOCKS (Cost $1,559,042)		1,491,969

SHORT-TERM INVESTMENTS – 3.79%
Money Market Funds – 3.79%
First American Prime Obligations Fund – Class Z, 0.037% (b)	57,717	57,717
TOTAL SHORT-TERM INVESTMENTS (Cost $57,717)		57,717

TOTAL INVESTMENTS (Cost $1,616,759) – 101.77%		1,549,686
Liabilities in Excess of Other Assets – (1.77)%		(26,948)
TOTAL NET ASSETS – 100.00%		$1,522,738

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2011.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Assets and Liabilities

August 31, 2011

Assets
Investments, at value (cost $1,616,759)	$1,549,686
Dividends and interest receivable	1,093
Receivable from Adviser	20,251
Other assets	2,725
Total Assets	1,573,755

Liabilities
Payable to affiliates	30,575
Accrued expenses and other liabilities	20,442
Total Liabilities	51,017
Net Assets	$1,522,738

Net Assets Consist Of:
Paid-in capital	$1,584,640
Accumulated net realized gain on investments	5,171
Net unrealized appreciation (depreciation) on investments	(67,073)
Net Assets	$1,522,738

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	158,209

Net asset value, redemption price and offering price per share(1)	$9.62

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Operations

For the Period Ended August 31, 2011(1)

Investment Income
Dividend income	$6,515
Interest income	17
Total Investment Income	6,532

Expenses
Administration fees	22,945
Transfer agent fees and expenses	21,069
Audit and tax fees	15,996
Fund accounting fees	15,840
Custody fees	11,553
Chief Compliance Officer fees and expenses	5,325
Advisory fees	5,169
Legal fees	4,260
Reports to shareholders	3,864
Federal and state registration fees	2,815
Trustees’ fees and related expenses	1,764
Other expenses	2,538
Total Expenses	113,138
Less waivers and reimbursement by Adviser (Note 4)	(103,740)
Net Expenses	9,398

Net Investment Loss	(2,866)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	8,037
Change in net unrealized depreciation on investments	(67,073)
Realized and Unrealized Loss on Investments	(59,036)
Net Decrease in Net Assets from Operations	$(61,902)

(1)	The Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Statement of Changes in Net Assets

August 31, 2011

Period Ended
August 31, 2011(1)
From Operations
Net investment loss	$(2,866)
Net realized gain on investments	8,037
Change in net unrealized depreciation on investments	(67,073)
Net decrease in net assets from operations	(61,902)

From Capital Share Transactions
Proceeds from shares sold	1,597,888
Cost of shares redeemed(2)	(13,248)

Net increase in net assets from
capital share transactions	1,584,640

Total Increase in Net Assets	1,522,738

Net Assets
Beginning of period	—
End of period	$1,522,738

(1)	The Fund commenced operations on December 31, 2010.
(2)	Net of redemption fees amounting to less than $1.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2011(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.34)
Total from investment operations	(0.38)
Paid-in capital from redemption fees (Note 2)	0.00 (5)
Net Asset Value, End of Period	$9.62
Total Return(3)	(3.80)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,523
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	24.08%
After waiver and expense reimbursement(4)	2.00%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	(22.69)%
After waiver and expense reimbursement(4)	(0.61)%
Portfolio turnover rate(3)	15.77%

(1)	The Fund commenced operations on December 31, 2010.
(2)	Per share net investment loss was calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements
August 31, 2011

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.  Costs incurred by the Fund in connection with the organization and the initial public offering of shares were paid by Morgan Dempsey Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2011

Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical securities.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$1,491,969	$—	$—	$1,491,969
Total Equity	1,491,969	—	—	1,491,969
Short-Term Investments	57,717	—	—	57,717
Total Investments
in Securities	$1,549,686	$—	$—	$1,549,686

(1)	See the Schedule of Investments for industry classifications.

During the period ended August 31, 2011, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers as of the end of the reporting period. The Fund held no Level 3 securities during the period ended August 31, 2011.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2011

The Fund did not hold any financial derivative instruments during the reporting period.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period ended August 31, 2011, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The Fund charges a 2.00% redemption fee on shares held less than ninety days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  The Fund collected redemption fees during the period which totaled less than one dollar.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2011

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended August 31, 2011.

As of August 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$1,619,811
Gross tax unrealized appreciation	62,568
Gross tax unrealized depreciation	(132,693)
Net tax unrealized depreciation	$(70,125)
Undistributed ordinary income	8,223
Undistributed long-term capital gain	—
Total distributable earnings	$8,223
Other accumulated losses	—
Total accumulated losses	$(61,902)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2011, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Undistributed Net Investment Income/(Loss)	$2,866
Accumulated Net Realized Gain/(Loss)	$(2,866)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.10% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2011

connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the period ended August 31, 2011, expenses of $103,740 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

August 31, 2014	$103,740

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is also an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.  The Chief Compliance Officer is also an employee of USBFS.  For the period ended August 31, 2011, the Fund was allocated $5,325 of the Trust’s Chief Compliance Officer fees and expenses.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:
Period Ended
August 31, 2011(1)
Shares sold	159,601
Shares redeemed	(1,392)
Net increase	158,209

(1)	The Fund commenced operations on December 31, 2010.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2011, were $1,662,555 and $107,370, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2011, NFS, LLC, for the benefit of its customers, held 56.4% of the Fund’s outstanding shares.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Morgan Dempsey Small/Micro Cap Value Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”), a series of the Trust for Professional Managers, as of August 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period December 31, 2010 (commencement of operations), through August 31, 2011.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Dempsey Small/Micro Cap Value Fund as of August 31, 2011, and the results of its operations, changes in its net assets, and its financial highlights for the period December 31, 2010 (commencement of operations), through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
October 28, 2011

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-642-7227.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	30	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 56		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	30	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	30	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 68		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies);
			President, CAO		Ramius IDF,
			and CCO, Granum		LLC (a closed-
			Securities, LLC		end investment
			(a broker-dealer)		company).
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	30	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 49	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 64	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 32		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-642-7227. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2011 is available without charge, upon request, by calling, toll free, 1-877-642-7227, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MORGAN DEMPSEY SMALL/MICRO CAP VALUE FUND

Investment Adviser	Morgan Dempsey Capital Management, LLC
309 North Water Street
Suite 510
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for this fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/2011
Audit Fees	$13,500
Audit-Related Fees	0
Tax Fees	2,500
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for this first year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2011
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/  Joseph Neuberger___________
Joseph Neuberger, President

Date     November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/  Joseph Neuberger
     Joseph Neuberger, President

Date     November 1, 2011

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date     November 1, 2011

* Print the name and title of each signing officer under his or her signature.